Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2025	Mar. 06, 2026
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Transition Report	false
Entity File Number	333-292812
Entity Registrant Name	PRUCO LIFE INSURANCE CO
Entity Central Index Key	0000777917
Entity Incorporation, State or Country Code	AZ
Entity Tax Identification Number	22-1944557
Entity Address, Address Line One	213 Washington Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	802-6000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		250,000
Entity Public Float	$ 0
Documents Incorporated by Reference
The information required to be furnished pursuant to Part III of this Form 10-K is set forth in, and is hereby incorporated by reference herein from, Prudential Financial, Inc.’s Definitive Proxy Statement for the Annual Meeting of Shareholders to be held on May 12, 2026, to be filed by Prudential Financial, Inc. with the Securities and Exchange Commission pursuant to Regulation 14A not later than 120 days after the year ended December 31, 2025.